Credit Facilities and Guarantees	12 Months Ended
Jun. 28, 2015
Debt Disclosure [Abstract]
Credit Facilities and Guarantees

CREDIT FACILITIES AND GUARANTEES

STRATTEC has a $30 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. ADAC-STRATTEC LLC has a $10 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A., which is guaranteed by STRATTEC. The credit facilities both expire on August 1, 2018. Borrowings under either credit Net assets acility are secured by our U.S. cash balances, accounts receivable, inventory and fixed assets located in the U.S. Interest on borrowings under the STRATTEC Credit Facility is at varying rates based, at our option, on the LIBOR plus 1.0 percent or the bank’s prime rate. Interest on borrowings under the ADAC-STRATTEC Credit Facility for periods prior to January 22, 2014 was at varying rates based, at our option, on LIBOR plus 1.75 percent or the bank’s prime rate. As a result of an amendment to the ADAC-STRATTEC Credit Facility, effective January 22, 2014 and thereafter, interest on borrowings under this facility is based, at our option, on LIBOR plus 1.0 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the applicable borrower to maintain a minimum net worth level. The ADAC-STRATTEC Credit Facility includes an additional restrictive financial covenant that requires the maintenance of a minimum fixed charge coverage ratio. As of June 28, 2015, we were in compliance with all financial covenants.

Outstanding borrowings under the credit facilities referenced in the above paragraph were as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
STRATTEC Credit Facility	$7,000	$—
ADAC-STRATTEC Credit Facility	$3,000	$2,500

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2015 and 2014 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	2015	2014	2015	2014
STRATTEC Credit Facility	$2,288	$—	1.2%	—%
ADAC-STRATTEC Credit Facility	$3,666	$2,643	1.2%	1.7%

We believe that the credit facilities referenced above are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.

Effective February 16, 2015, STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC) entered into a $1.5 million revolving credit facility (the “STRATTEC Advanced Logic Credit Facility”) with BMO Harris Bank N.A., which is fully guaranteed by STRATTEC. Interest on borrowings under the STRATTEC Advanced Logic Credit Facility is at varying rates based, at STRATTEC Advanced Logic, LLC’s option, on LIBOR plus 1.0 percent or the bank’s prime rate. The STRATTEC Advanced Logic Credit Facility currently has a maturity date of February 16, 2016. Outstanding borrowings under the STRATTEC Advanced Logic Credit Facility as of June 28, 2015 totaled $995,000. As of June 28, 2015, STRATTEC has recorded a liability related to the guarantee of $995,000, which amount is equal to the outstanding borrowings on the STRATTEC Advanced Logic Credit Facility as of June 28, 2015, and which amount is also equal to the estimated fair value of the guarantee as of the June 28, 2015 balance sheet date. Effective November 1, 2014, a license agreement was signed with Westinghouse allowing STRATTEC Advanced Logic, LLC to do business as Westinghouse Security. STRATTEC guaranteed payments under the Westinghouse agreement. As of June 28, 2015, STRATTEC has recorded a liability related to the guarantee of $250,000, which amount is equal to the amount of the future payments required under the Westinghouse agreement as of June 28, 2015, and which amount is also equal to the estimated fair value of the guarantee as of the June 28, 2015 balance sheet date. See further discussion under Equity (Loss) Earnings of Joint Ventures included herein.